Loans and Allowance for Loan Losses - Summary of Aging Recorded Investment Past-due Loans (Parenthetical) (Detail) - USD ($)	Mar. 31, 2018	Dec. 31, 2017
90 Days Or More
Financing Receivable Recorded Investment Past Due [Line Items]
Loan over 90 days past due and still accruing	$ 0	$ 71,000